Stock-Based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Stock-Based Compensation Plans
Vested or expected to vest, shares (in shares)	1,555,101
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 73.19
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years
Vested or expected to vest, aggregate intrinsic value	$ 15.3
PSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	1,008,645	988,543
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 62.92	$ 53.81
Weighted-Average Remaining Contractual (years)	4 years 4 months 24 days	4 years 7 months 6 days	4 years 6 months
Aggregate Intrinsic Value	$ 73.9	$ 123.1	$ 86.3
PSUs Granted (in shares)	103,558	92,873
PSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 121.14	$ 109.77
Performance units issued (in shares)	58,628	40,477
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 61.04	$ 80.11
Exercised (in shares)	(121,829)	(109,820)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 39.79	$ 19.88
Forfeited (in shares)	(36,734)	(3,428)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 111.59	$ 80.66
Number of Units Outstanding (in shares), Ending	1,012,268	1,008,645	988,543
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 69.58	$ 62.92	$ 53.81
Vested or expected to vest, shares (in shares)	1,012,268
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 69.58
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 4 months 24 days
Vested or expected to vest, aggregate intrinsic value	$ 73.9
Exercisable, number of units (in shares)	841,739
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 57.99
Exercisable, weighted-average remaining contractual (years)	3 years 7 months 6 days
Exercisable, aggregate intrinsic value	$ 61.5